Label	Element	Value
Dreyfus U.S. Treasury Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000819940_SupplementTextBlock
June 1, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus U.S. Treasury Reserves

Supplement to Summary Prospectus

and Statutory Prospectus

dated February 27, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes will take effect on September 1, 2015

The fund will change its name to "General Treasury and Agency Money Market Fund."

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus U.S. Treasury Reserves
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following will replace the second sentence of the paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary—Dreyfus U.S. Treasury Reserves—Principal Investment Strategy" and in the first sentence of the second paragraph in "Fund Details—Goal and Approach—Dreyfus U.S. Treasury Reserves" in the statutory prospectus:

To pursue its goal, the fund normally invests exclusively in securities backed by the full faith and credit of the U.S. government and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.